Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Cash and due from banks		$ 28,905	$ 62,580	$ 22,405	$ 21,453
Investment securities held-to-maturity	[1]	41,858
Loans		306,304	290,393
Financial Liabilities
Time deposits		22,665	30,694
Long-term debt		32,125	41,297
Carrying Amount [Member]
Financial Assets
Cash and due from banks		28,905	62,580
Federal funds sold and securities purchased under resale agreements		359	377
Investment securities held-to-maturity		41,858
Loans held for sale		1,152	237
Loans		306,304	290,393
Other		1,521	1,772
Financial Liabilities
Time deposits		22,665	30,694
Short-term borrowings		9,750	10,009
Long-term debt		32,125	41,297
Other		3,862	4,052
Fair Value [Member]
Financial Assets
Cash and due from banks		28,905	62,580
Federal funds sold and securities purchased under resale agreements		359	377
Investment securities held-to-maturity		41,812
Loans held for sale		1,152	237
Loans		312,724	300,419
Other		1,521	1,772
Financial Liabilities
Time deposits		22,644	30,864
Short-term borrowings		9,646	9,956
Long-term debt		32,547	42,485
Other		3,862	4,052
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks		28,905	62,580
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements		359	377
Investment securities held-to-maturity		41,812
Other		630	731
Financial Liabilities
Time deposits		22,644	30,864
Short-term borrowings		9,646	9,956
Long-term debt		32,547	42,485
Other		1,170	1,234
Fair Value [Member] | Level 3 [Member]
Financial Assets
Loans held for sale		1,152	237
Loans		312,724	300,419
Other		891	1,041
Financial Liabilities
Other		$ 2,692	$ 2,818

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.